UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington , DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-04750

FENIMORE ASSET MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

384 North Grand Street
Cobleskill , New York 12043
(Address of principal executive offices) (Zip code)

Thomas O. Putnam Fenimore Asset Management Trust 384 North Grand Street Cobleskill , New York 12043 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-932-3271

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW , Washington , DC 20549-0609 The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.Section 3507.

Item 1.Schedule of Investments.

Converted by EDGARwiz

FAM Value Fund

September 30, 2012

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR

MARKET VALUE

-------------------       --------------------------------------------

-----------

---------------------

ADVERTISING AGENCIES

INTERPUBLIC GROUP

1,000,000

11,120,000

AUTOMOTIVE

CARMAX, INC.*

600,000

16,980,000

BANKING

HOME BANCSHARES INC

250,000

8,522,500

M&T BANK CORP

75,000

7,137,000

BANK OF THE OZARKS

253,000

8,720,910

SCBT FINANCIAL CORP

234,110

9,429,951

TCF FINANCIAL CORP

902,163

10,771,826

44,582,187

DIVERSIFITED MANUFACTURING

ILLINOIS TOOL WORKS

339,950

20,216,827

HEALTH CARE EQUIP/DEVICE

STRYKER CORP

266,000

14,805,560

WATERS CORP*

125,000

10,416,250

25,221,810

LIFE INSURANCE

PROTECTIVE LIFE CORP

335,400

8,790,834

MACHINERY & EQUIPMENT

DONALDSON COMPANY

642,400

22,297,704

GRACO INC.

180,550

9,078,054

IDEX CORP.

771,750

32,235,998

63,611,756

PUBLISHING

JOHN WILEY & SON

661,700

30,405,115

TRANSPORTATION

FORWARD AIR CORP

389,233

11,836,576

HEARTLAND EXPRESS

1,333,333

17,813,329

KNIGHT TRANSPORT

576,900

8,249,670

37,899,575

UTILITES/GAS

QUESTAR CORP

50,000

1,016,500

RESTAURANTS

YUM! BRANDS, INC  .

350,600

23,258,804

PROPERTY & CASUALTY INS

BERKSHIRE HATHAWAY*

246

32,644,200

MARKEL CORPORATION*

64,850

29,733,077

WHITE MOUNTAINS INS

61,693

31,669,485

LOEWS CORP

100,000

4,126,000

98,172,762

INSURANCE AGENCY

BROWN & BROWN INC

1,779,696

46,396,675

MEDIA

MEREDITH CORP

312,650

10,942,750

ELECTRONIC EQUIPMENT

ZEBRA TECHNOLOGY*

648,502

24,344,765

COMMERCIAL SERVICES

McGRATH RENTCORP

347,000

9,053,230

RETAIL STORES

BED BATH & BEYOND*

345,600

21,772,800

ROSS STORES, INC

572,844

37,005,722

58,778,522

HOME FURNISHINGS

MOHAWK INDUSTRIES*

103,100

8,250,062

INVESTMENT MANAGEMENT

FRANKLIN RESOURCES

160,000

20,011,200

HEALTH CARE SERVICES

MEDNAX, INC*

445,700

33,182,365

REAL ESTATE DEVELOPMENT

BROOKFIELD ASSET MGT

735,000

25,364,850

DIVERSIFIED HEALTHCARE

JOHNSON & JOHNSON

105,000

7,235,550

OIL & GAS EXPLORATION

EOG RESOURCES, INC*

191,000

21,401,550

EVOLUTION PETROLEUM*

128,542

1,038,619

SOUTHWESTERN ENERGY*

237,000

8,242,860

30,683,029

HEALTH CARE DISTRIBUTION

PATTERSON COS INC

445,000

15,236,800

ELECTRONIC COMMERCE DIS

DIGITAL RIVER, INC*

178,175

2,968,396

VETERINARY DIAGNOSTICS

VCA ANTECH INC.*

148,900

2,937,797

SPECIALTY CHEMICAL

SIGMA-ALDRICH CORP.

60,000

4,318,200

SEMICONDUCTORS

MICROCHIP TECHNOLOGY

60,000

1,964,400

TOTAL COMMON SHARES

682,944,761

MONEY MARKETS

AIM SHORT TERM TREAS

1

60,283,202

FINAL TOTALS

743,227,963 **

*Non-income-producing security

FAM EQUITY-INCOME

September 30, 2012

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR

MARKET VALUE

-------------------       --------------------------------------------

-----------

---------------------

BANKING

SCBT FINANCIAL CORP

58,000

2,336,240

HEALTH CARE SERVICES

LANDAUER INC

20,000

1,194,400

MACHINERY & EQUIPMENT

DONALDSON COMPANY

125,600

4,359,576

IDEX CORP.

120,984

5,053,502

9,413,078

UTILITIES/GAS

QUESTAR CORP

195,000

3,964,350

COMPUTER SOFTWARE & SVC

CA, INC

50,000

1,288,250

PROPERTY & CASUALTY INS.

ONEBEACON INS. GROUP

244,666

3,288,311

INSURANCE AGENCY

ARTHUR J GALLAGHER

137,920

4,940,294

COMMERCIAL SERVICES

McGRATH RENTCORP

156,264

4,076,928

RETAIL STORES

ROSS STORES, INC

103,843

6,708,258

INVESTMENT MANAGEMENT

FRANKLIN RESOURCES

29,500

3,689,565

PUBLISHING

JOHN WILEY & SON

103,750

4,767,313

HAZARDOUS WASTE DISPOSAL

US ECOLOGY INC

319,869

6,902,773

HEALTH CARE EQUIP/DEVICE

STRYKER CORP

105,500

5,872,130

OIL & GAS EXPLORATION

EOG RESOURCES, INC

50,000

5,602,500

SEMICONDUCTORS

ALTERA CORP

61,000

2,073,085

MICROCHIP TECHNOLOGY

101,000

3,306,740

XILINX, INC

141,414

4,724,642

10,104,467

CONSUMER STAPLES

FLOWERS FOODS, INC

215,000

4,338,700

HEALTHCARE DISTRIBUTION

PATTERSON COS INC

168,000

5,752,320

TECHNOLOGY

NATIONAL INSTRUMENTS

122,000

3,070,740

PACKAGED GOODS

McCORMICK & CO

59,000

3,660,360

UTILITIES/WATER

AQUA AMERICA INC

159,000

3,936,840

BEVERAGE - NON ALCHOHOL

DR PEPPER SNAPPLE GR

57,000

2,538,210

TOYS

MATTEL, INC

177,299

6,290,569

SPECIALTY CHEMICAL

SIGMA-ALDRICH CORP.

50,000

3,598,500

TOTAL COMMON SHARES

107,335,096

REITS - STORAGE

PUBLIC STORAGE PRF Q

50,300

1,395,825

TOTAL PREFERRED SHARES

1,395,825

MONEY MARKETS

AIM SHORT TERM TREAS

1

9,610,179

FINAL TOTALS

88,504,969

118,341,100   **

September 30, 2012

FAM SMALL CAP FUND

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR

MARKET VALUE

-------------------       --------------------------------------------

-----------

---------------------

BANKING

HOME BANCSHARES INC

18,500

630,665

SCBT FINANCIAL CORP

13,300

535,724

1,166,389

TRANSPORTATION

PATRIOT TRANSPORT.*

25,250

703,970

PROP & CASUALTY INS

AMERISAFE, INC*

32,000

868,480

OIL & GAS EXPLORATION

EVOLUTION PETROLEUM*

86,500

698,920

RETAIL - AUTOMOBILE

AMERICA'S CAR-MART*

16,250

738,888

DIVERSIFIED HOLDING CO.

BIGLARI HOLDINGS INC*

2,320

846,939

SERVICES - DATA PROCESS

CASS INFORMATION SYS

14,250

598,073

WHOLESALE WIRE & CABLE

HOUSTON WIRE & CABLE

62,250

669,810

FOOD PRODUCTS

INVENTURE FOODS, INC*

31,092

176,913

INDUSTRIAL MACHINERY

JOHN BEAN TECHNOL.

45,000

734,850

COMMERCIAL SERVICES

McGRATH RENTCORP

24,500

639,205

MEDICAL INFORMATION SYS

MEDIDATA SOLUTIONS*

9,680

401,720

LASER SYSTEMS/COMPONENT

ROFIN-SINAR TECHNOL.*

35,050

691,537

HAZARDOUS WASTE DISPOSA

US ECOLOGY INC

30,800

664,664

COMPUTER SOFTWARE & SVC

WEBSENSE, INC*

24,750

387,338

ELECTRONIC MANUFACTURIN

FABRINET*

48,900

566,751

INVESTMENT MANAGEMENT

WESTWOOD HOLDINGS GR

18,000

702,180

TOTAL COMMON STOCKS

11,256,627

Money MARKETS

AIM SHORT TERM TREAS

1

2,670,265

FINAL TOTALS

13,926,892 **

*Non-income-producing security

**  FAM Funds - 9/30/12

Value Fund

Equity-Income

Small Cap

Unrealized appreciation (a)

$339,950,459

$31,282,363

$1,034,563

Unrealized depreciation (b)

-$7,270,127

-$1,446,232

-$422,747

Net unrealized apprec/deprec ( c)

$332,680,332

$29,836,131

$611,816

Aggregate cost of securities (d)

$410,547,631

$88,504,969

$13,315,076

The following is a summary of each Series significant accounting policies, which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”),  followed by the

Funds in the preparation of its financial statements.

a)    Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees. Investments in Invesco Short Term Treasury Fund are

valued at that fund’s net asset value.

GAAP establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources

(observable inputs) and the Fund’s own market assumptions (unobservable inputs).  These inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for identical securities in inactive markets and quoted prices for similar securities)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Series net assets as of September 30, 2012:

FAM Value Fund

Level 1

Common Stocks

$682,944,761

Temporary Investments

$  60,283,202

Total Investments in Securities

$743,227,963

FAM Equity-Income Fund

Level 1

Common Stocks

$107,335,096

Preferred Stocks

$    1,395,825

Temporary Investments

$   9,610,179

Total Investments in Securities

$118,341,100

FAM Small Cap Fund

Level 1

Common Stocks

$  11,256,627

Temporary Investments

$    2,670,265

Total Investments in Securities

$   13,926,892

During the period ended September 30, 2012 there were no Level 2 or 3 inputs used to value the Funds’

net assets.  Refer to the Statement of Investments to view securities segregated by industry type.

Notes to Schedule of Investments (unaudited )

Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees.

Federal Income Taxes

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

Other

Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

For additional information regarding the Funds' policy regarding valuation and other significant accounting policies, please see each Fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov or visit FAM Fund's website at: www.FAMFunds.com.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FENIMORE ASSET MANAGEMENT TRUST

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	November 8, 2012
By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	November 8, 2012

By:	/s/ Joseph A. Bucci
Joseph A. Bucci
Treasurer (Principal Financial Officer)

Date:	November 8 , 2012